Accounting pronouncements adopted (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred revenue		$ 2,502	$ 2,381
Deficit		(392,865)	$ (363,054)
Subsequent Event [Member]
Deferred revenue	$ 2,802
Deficit	$ (393,165)
Adjustments
Deferred revenue		300
Deficit		$ (300)